Balance Sheet Details - Future Amortization Expense Related to Intangible Assets (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Finite Lived Intangible Assets Net [Abstract]
2017	$ 259
2018	249
2019	143
2020	46
2021	40
Beyond	8
Total	$ 745